Related party transactions (Archer Transactions) (Details)	12 Months Ended														0 Months Ended							0 Months Ended		1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Archer Equity Method Investee USD ($)	Dec. 31, 2013 Archer Equity Method Investee USD ($)	Dec. 31, 2012 Archer Equity Method Investee USD ($)	Mar. 27, 2013 Archer Equity Method Investee USD ($)	Mar. 07, 2013 Archer Equity Method Investee USD ($)	Nov. 12, 2012 Archer Equity Method Investee USD ($)	Jun. 27, 2012 Archer Equity Method Investee USD ($)	Sep. 20, 2013 Loans Payable Metrogas Affiliated Entity USD ($)	Jul. 19, 2013 Loans Payable Metrogas Affiliated Entity USD ($)	Feb. 20, 2013 Loans Payable Archer Equity Method Investee USD ($)	Mar. 27, 2013 LIBOR Archer Equity Method Investee	Sep. 20, 2013 LIBOR Loans Payable Metrogas Affiliated Entity	Mar. 27, 2013 LIBOR Loans Payable Archer Equity Method Investee	Feb. 20, 2013 LIBOR Loans Payable Archer Equity Method Investee	Jul. 14, 2014 Financial Guarantee Archer Equity Method Investee USD ($)	Feb. 12, 2014 Financial Guarantee Archer Equity Method Investee USD ($)	Dec. 09, 2013 Financial Guarantee Archer Equity Method Investee USD ($)	Jul. 31, 2013 Financial Guarantee Archer Equity Method Investee USD ($)	Feb. 05, 2014 Property Lease Guarantee Archer Equity Method Investee	Feb. 05, 2014 Property Lease Guarantee Archer Equity Method Investee GBP (£)	Mar. 31, 2015 Subsequent Event Metrogas Affiliated Entity USD ($)
Related Party Transaction [Line Items]
Loan to related party							$ 10,000,000		$ 55,000,000	$ 20,000,000
Debt, face amount											99,000,000	1,500,000,000	43,000,000
Description of variable rate basis															LIBOR	LIBOR	LIBOR
Basis spread on variable rate															3.00%		5.00%
Maximum potential future payment	8,404,000,000	10,506,000,000		250,000,000				100,000,000										20,000,000	120,000,000	56,000,000			25,900,000
Guarantor Obligation, Period																						10 years
Maximum additional potential future payment																					100,000,000
Guarantee fee percentage				1.25%														1.25%		1.25%	1.25%
Basis spread on variable rate														5.00%
SG&A expenses from transactions with related party				4,000,000	0	0
Related party expense	25,800,000			3,700,000	0	0
Investment income, net	63,000,000	24,000,000	25,000,000	0	700,000	0
Loans and leases receivable, gross																								50,000,000
Interest receivable																								1,000,000
Payments to acquire loans receivable																								$ 51,000,000